Mar. 23, 2020
Steward Global Equity Income Fund
Steward Global Equity Income Fund

STEWARD FUNDS, INC.

on behalf of its series

Steward Global Equity Income Fund

(the “Fund”)

Supplement dated March 23, 2020 to the Currently Effective Prospectus and Statement of Additional Information dated August 1, 2019

This Supplement reports the following changes to information in the Fund's Prospectus and Statement of Additional Information dated August 1, 2019.

A.	Effective immediately, the following information replaces the existing similar disclosure under “Principal Risks of Investing in the Fund” in the Fund’s summary section of the Prospectus.

Market Disruption and Geopolitical Risk – Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the withdrawal of the United Kingdom from the European Union (Brexit) and the ongoing trade disputes between the United States and China. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund and its investments. Given the increasing interdependence among global economies and markets, conditions in one country, market or region might adversely affect markets, issuers and/or foreign exchange rates in other countries, including the United States. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the value of the Fund and its investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

The Fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Please retain this Supplement for future reference.